Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 378,097	¥ 393,295
Unearned finance income	111,255	110,623
Present value of the minimum lease payments receivable	266,842	282,672
Unguaranteed residual values	41,731	48,994
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	48,883	45,950
Unearned finance income	9,787	10,003
Present value of the minimum lease payments receivable	39,096	35,947
Unguaranteed residual values	1,205	5,283
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	34,612	33,889
Unearned finance income	8,865	9,418
Present value of the minimum lease payments receivable	25,747	24,471
Unguaranteed residual values	903	12,113
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	24,634	39,618
Unearned finance income	7,833	8,507
Present value of the minimum lease payments receivable	16,801	31,111
Unguaranteed residual values	14,695	3,156
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	51,422	42,137
Unearned finance income	7,361	7,197
Present value of the minimum lease payments receivable	44,061	34,940
Unguaranteed residual values	1,186	10,755
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	17,818	45,051
Unearned finance income	7,991	6,444
Present value of the minimum lease payments receivable	9,827	38,607
Unguaranteed residual values	12,634	5,297
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	200,728	186,650
Unearned finance income	69,418	69,054
Present value of the minimum lease payments receivable	131,310	117,596
Unguaranteed residual values	¥ 11,108	¥ 12,390